Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment Based On:[4]
Year	Summary Compensation Table Total for Glenn L. Kellow [1] ($)	Compensation Actually Paid to Glenn L. Kellow [1,2,3] ($)	Summary Compensation Table Total for James C. Grech [1] ($)	Compensation Actually Paid to James C. Grech [1,2,3] ($)	Average Summary Compensation Table Total for Non-PEO NEOs[1] ($)	Average Compensation Actually Paid to Non-PEO NEOs[1,2,3] ($)	TSR ($)	Peer Group TSR ($)	Net Income ($)	Adjusted EBITDA[5] ($)
(a)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	0	0	5,879,892	4,805,574	2,630,479	2,504,778	269.27	218.23	759,600,000	1,363,900,000
2022	0	0	3,811,296	8,016,084	2,172,769	4,353,640	289.69	178.99	1,319,100,000	1,844,700,000
2021	8,753,812	11,945,403	4,239,272	4,777,733	2,195,035	3,284,553	110.42	157.75	371,400,000	916,700,000
2020	6,352,911	(795,179)	0	0	1,751,662	719,821	26.43	116.44	(1,873,800,000)	258,800,000

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)Glenn L. Kellow was our PEO from May 2015 to June 2021. James C. Grech was our PEO from June 2021 to present. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023
Mark A. Spurbeck	Mark A. Spurbeck	Mark A. Spurbeck	Mark A. Spurbeck
Darren R. Yeates	Darren R. Yeates	Darren R. Yeates	Darren R. Yeates
Marc E. Hathhorn	Marc E. Hathhorn	Marc E. Hathhorn	Marc E. Hathhorn
Kemal Williamson	Scott T. Jarboe	Scott T. Jarboe	Scott T. Jarboe
Amy B. Schwetz	Kemal Williamson
Charles F. Meintjes

Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes the S&P Metals and Mining Select Industry Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the S&P Metals and Mining Select Industry Index, respectively. Historical stock performance is not necessarily indicative of future stock performance. For 2023 we have changed this comparator group to better align with our 10-K Performance Graph. Prior to 2023, we utilized the Custom Composite Index (a peer group comprised of Arch Resources, Inc., Hallador Energy Co., and Warrior Met Coal, Inc.), which reflects publicly listed U.S. companies within the coal industry of similar size or product type. TSR performance for the Custom Composite Index, for the years ending 12/31/2020, 12/31/2021, 12/31/2022, and 12/31/2023, would have been: $80.70, $125.14, $211.70, and $308.20, respectively.
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for James C. Grech ($)	Exclusion of Stock Awards for James C. Grech ($)	Inclusion of Equity Values for James C. Grech ($)	Compensation Actually Paid to James C. Grech ($)
2023	5,879,892	(1,999,968)	925,650	4,805,574

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	2,630,479	(697,479)	571,778	2,504,778
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for James C. Grech ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for James C. Grech ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for James C. Grech ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for James C. Grech ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for James C. Grech ($)	Total - Inclusion of Equity Values for James C. Grech ($)
2023	1,697,684	(186,012)	0	(586,022)	0	925,650

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Total - Inclusion of Equity Values for Non-PEO NEOs ($)
2023	592,059	(22,221)	0	1,940	0	571,778

Non-PEO NEO Average Total Compensation Amount	$ 2,630,479	$ 2,172,769	$ 2,195,035	$ 1,751,662
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,504,778	4,353,640	3,284,553	719,821
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for James C. Grech ($)	Exclusion of Stock Awards for James C. Grech ($)	Inclusion of Equity Values for James C. Grech ($)	Compensation Actually Paid to James C. Grech ($)
2023	5,879,892	(1,999,968)	925,650	4,805,574

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	2,630,479	(697,479)	571,778	2,504,778
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for James C. Grech ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for James C. Grech ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for James C. Grech ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for James C. Grech ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for James C. Grech ($)	Total - Inclusion of Equity Values for James C. Grech ($)
2023	1,697,684	(186,012)	0	(586,022)	0	925,650

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Total - Inclusion of Equity Values for Non-PEO NEOs ($)
2023	592,059	(22,221)	0	1,940	0	571,778

Compensation Actually Paid vs. Total Shareholder Return
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the cumulative TSR over the four most recently completed fiscal years for the Company and the Peer Group TSR.

Compensation Actually Paid vs. Net Income
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our net income during the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Adjusted EBITDA
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Adjusted EBITDA during the four most recently completed fiscal years. This non-GAAP measure is defined and reconciled to the nearest GAAP measure in Appendix B.

Total Shareholder Return Vs Peer Group
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the cumulative TSR over the four most recently completed fiscal years for the Company and the Peer Group TSR.

Tabular List, Table

Free Cash Flow
Environmental Reclamation
Adjusted EBITDA
TRIFR
Safety & Sustainability MS

Total Shareholder Return Amount	$ 269.27	289.69	110.42	26.43
Peer Group Total Shareholder Return Amount	218.23	178.99	157.75	116.44
Net Income (Loss)	$ 759,600,000	$ 1,319,100,000	$ 371,400,000	$ (1,873,800,000)
Company Selected Measure Amount	1,363,900,000	1,844,700,000	916,700,000	258,800,000
Additional 402(v) Disclosure
(2)The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

Measure:: 1
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 2
Pay vs Performance Disclosure
Name	Environmental Reclamation
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	(5)We determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2023. This performance measure may not have been the most important financial performance measure in prior years and we may determine a different financial performance measure to be the most important financial performance measure in future years. Adjusted EBITDA is a non-GAAP measure and is defined and reconciled to the nearest GAAP measure in Appendix B to this proxy statement.
Measure:: 4
Pay vs Performance Disclosure
Name	TRIFR
Measure:: 5
Pay vs Performance Disclosure
Name	Safety & Sustainability MS
James C. Grech [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,879,892	$ 3,811,296	$ 4,239,272
PEO Actually Paid Compensation Amount	$ 4,805,574	$ 8,016,084	$ 4,777,733
PEO Name	James C. Grech	James C. Grech	James C. Grech
Glenn L. Kellow [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 8,753,812	$ 6,352,911
PEO Actually Paid Compensation Amount			$ 11,945,403	$ (795,179)
PEO Name			Glenn L. Kellow	Glenn L. Kellow
PEO | James C. Grech [Member] | Adjustment, Exclusion Of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,999,968)
PEO | James C. Grech [Member] | Adjustmnet, Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	925,650
PEO | James C. Grech [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	1,697,684
PEO | James C. Grech [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(186,012)
PEO | James C. Grech [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
PEO | James C. Grech [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(586,022)
PEO | James C. Grech [Member] | Equity Awards Granted in Prior Years, Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
Non-PEO NEO | Adjustment, Exclusion Of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(697,479)
Non-PEO NEO | Adjustmnet, Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	571,778
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	592,059
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(22,221)
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	1,940
Non-PEO NEO | Equity Awards Granted in Prior Years, Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	$ 0